EARNINGS PER SHARE CALCULATION (10K) (Detail Textuals) - shares	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Earnings Per Share [Abstract]
Antidilutive shares excluded from the calculation of diluted earnings per shares	1,168,689	252,827	98,497